Document and Entity Information	Nov. 15, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001582961
Document Type	8-K
Document Period End Date	Nov. 15, 2021
Entity Registrant Name	DigitalOcean Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40252
Entity Tax Identification Number	45-5207470
Entity Address, Address Line One	101 6th Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	(646)
Local Phone Number	827-4366
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $ 0.000025 par value per share
Trading Symbol	DOCN
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false